CONSOLIDATED STATEMENT OF FINANCIAL POSITION - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Property, plant and equipment	₺ 66,650,246	₺ 71,494,396
Right-of-use assets	6,136,092	8,054,305
Intangible assets	58,511,397	61,498,735
Investment properties	142,365	179,085
Trade receivables	325,862	492,274
Receivables from financial services	593,550	469,830
Contract assets	101,281	110,487
Financial assets at fair value through other comprehensive income	106,023	3,049,667
Financial assets at fair value through profit or loss	541,490	426,147
Deferred tax assets	1,128,749	2,732,413
Investments in equity accounted associate and joint venture	5,869,618	3,801,087
Other non-current assets	4,430,424	5,368,170
Total non-current assets	144,537,097	157,676,596
Inventories	540,507	494,988
Trade receivables	10,925,645	10,982,217
Due from related parties	171,373	125,967
Receivables from financial services	5,842,112	5,399,259
Contract assets	3,191,739	3,112,465
Derivative financial instruments	2,044,765	3,348,871
Financial assets at amortized cost		1,233,597
Financial assets at fair value through profit or loss	8,869,828	6,648,418
Cash and cash equivalents	49,978,716	42,776,160
Other current assets	3,875,773	3,190,642
Subtotal	85,440,458	77,312,584
Assets held for sale	17,105,770
Total current assets	102,546,228	77,312,584
Total assets	247,083,325	234,989,180
Equity
Share capital	32,334,546	32,334,546
Share premium	7,683	7,683
Treasury shares	(741,311)	(710,768)
Reserves	5,574,979	2,403,426
Remeasurements of defined benefit plans	(2,047,211)	(2,049,632)
Retained earnings	87,119,133	77,386,263
Total equity attributable to equity holders of Turkcell Iletisim Hizmetleri A.S. ("the Company")	122,247,819	109,371,518
Non-controlling interests	(12,954)	6,421
Total equity	122,234,865	109,377,939
Liabilities
Borrowings	57,946,648	61,185,299
Trade and other payables	1,110,700	56,550
Due to related parties	38,337	1,546
Employee benefit obligations	2,052,325	2,949,486
Provisions	1,379,435	1,596,203
Deferred tax liabilities	2,286,164	8,991,083
Contract liabilities	1,193,665	1,248,479
Other non-current liabilities	1,113,468	1,106,591
Total non-current liabilities	67,120,742	77,135,237
Borrowings	26,137,561	27,552,086
Current tax liabilities	213,374	401,197
Trade and other payables	20,606,223	17,018,439
Due to related parties	552,449	397,612
Deferred revenue	248,003	214,040
Provisions	1,975,543	1,242,279
Contract liabilities	1,312,519	1,401,669
Derivative financial instruments	354,370	248,682
Subtotal	51,400,042	48,476,004
Liabilities directly associated with the assets held for sale	6,327,676
Total current liabilities	57,727,718	48,476,004
Total liabilities	124,848,460	125,611,241
Total equity and liabilities	₺ 247,083,325	₺ 234,989,180